RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Disclosure of transactions between related parties [abstract]
Management and directors salaries and fees	$ 625,000	$ 577,500	$ 407,525
Management and directors salaries and fees in discontinued operations	19,000	26,000
Share-based compensation	1,578,456	890,418
Interest expense		5,174	18,537
key management personnel compensation	$ 2,222,456	$ 1,499,092	$ 426,062